UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.24%
Actual		$ 1,000.00	$ 1,000.05	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Service Class	.24%
Actual		$ 1,000.00	$ 1,000.05	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Service Class 2.24%
Actual		$ 1,000.00	$ 1,000.05	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Investor Class	.24%
Actual		$ 1,000.00	$ 1,000.05	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	29.0	24.4	28.8
8 - 30	19.0	23.7	20.5
31 - 60	16.3	18.7	14.6
61 - 90	15.6	10.5	17.5
91 - 180	18.4	16.2	15.7
> 180	1.7	6.5	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
VIP Money Market Portfolio	49 Days	58 Days	58 Days
All Taxable Money Market Funds Average*	44 Days	47 Days	50 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/14	12/31/13	6/30/13
VIP Money Market Portfolio	75 Days	105 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Certificates of Deposit 60.8%	Certificates of Deposit 38.3%
Commercial Paper 10.5%	Commercial Paper 20.0%
Variable Rate Demand Notes (VRDNs) 0.0%	Variable Rate Demand Notes (VRDNs) 0.4%
Other Notes 0.9%	Other Notes 1.0%
Treasury Debt 4.7%	Treasury Debt 8.2%
Government Agency Debt 0.5%	Government Agency Debt 7.5%
Other Municipal Debt 0.3%	Other Municipal Debt 0.8%
Other Instruments 0.5%	Other Instruments 3.7%
Repurchase Agreements 21.3%	Repurchase Agreements 18.1%
Net Other Assets (Liabilities) 0.5%	Net Other Assets (Liabilities) 2.0%

Semiannual Report

Current and Historical Seven-Day Yields
	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
VIP Money Market Portfolio - Initial Class	0.01%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Service Class	0.01%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Service Class 2	0.01%	0.01%	0.01%	0.01%	0.01%
VIP Money Market Portfolio - Investor Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.01% for Initial Class, -0.11% for Service Class, -0.26% for Service Class 2 and -0.03% for Investor Class.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 60.8%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 7.4%
Branch Banking & Trust Co.
8/28/14 to 9/25/14	0.22%	$ 20,000,000	$ 20,000,000
Citibank NA
8/5/14 to 10/30/14	0.21	111,000,000	111,000,000
RBS Citizens NA
7/28/14	0.30	13,000,000	13,000,000
Wells Fargo Bank NA
11/4/14 to 3/2/15	0.20 to 0.21 (c)	59,000,000	59,000,000
			203,000,000
London Branch, Eurodollar, Foreign Banks - 5.6%
Credit Agricole SA
9/2/14 to 9/9/14	0.24 to 0.25	56,000,000	56,000,000
ING Bank NV
7/14/14	0.19	20,000,000	20,000,000
Mizuho Corporate Bank Ltd.
7/29/14	0.25	10,000,000	9,998,057
National Australia Bank Ltd.
8/11/14 to 1/5/15	0.20 to 0.21 (c)	70,000,000	70,000,000
			155,998,057
New York Branch, Yankee Dollar, Foreign Banks - 47.8%
Bank of Montreal Chicago CD Program
9/18/14 to 3/13/15	0.18 to 0.24 (c)	38,000,000	38,000,000
Bank of Nova Scotia
7/7/14 to 5/15/15	0.20 to 0.29 (c)	99,000,000	99,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/19/14 to 12/5/14	0.24 to 0.25	96,000,000	96,000,000
BNP Paribas New York Branch
7/1/14 to 9/15/14	0.13 to 0.27	56,000,000	56,000,000
Canadian Imperial Bank of Commerce
11/28/14 to 3/13/15	0.24 to 0.29 (c)	36,000,000	36,000,000
Credit Agricole CIB
7/2/14 to 9/3/14	0.24 to 0.26	82,000,000	82,000,000
Credit Suisse AG
8/11/14 to 11/3/14	0.25 to 0.31 (c)	61,000,000	61,000,000
Deutsche Bank
8/27/14	0.24	27,000,000	27,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
7/7/14 to 10/21/14	0.10 to 0.25	85,000,000	85,000,000
Natexis Banques Populaires New York Branch
7/1/14 to 8/4/14	0.13 to 0.23	138,000,000	138,000,000
National Bank of Canada
9/8/14 to 12/17/14	0.31 to 0.34 (c)	53,000,000	52,997,450
Nordea Bank Finland PLC
9/29/14	0.20	20,000,000	20,000,000

	Yield (a)	Principal Amount	Value
Royal Bank of Canada
4/9/15 to 6/26/15	0.22 to 0.23% (c)	$ 22,000,000	$ 22,000,000
Skandinaviska Enskilda Banken
8/1/14	0.24	18,000,000	18,000,000
Societe Generale
7/31/14	0.25 (c)	34,000,000	34,000,000
Sumitomo Mitsui Banking Corp.
7/7/14 to 12/15/14	0.22 to 0.31 (c)	139,500,000	139,500,001
Sumitomo Mitsui Trust Banking Ltd.
7/11/14 to 10/24/14	0.24 to 0.26	105,000,000	105,000,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	23,000,000	23,000,274
Swedbank AB
10/7/14 to 10/10/14	0.24	105,000,000	104,997,110
Toronto-Dominion Bank
9/10/14 to 6/8/15	0.22 to 0.25 (c)	37,000,000	37,000,000
UBS AG
10/3/14 to 12/23/14	0.25 to 0.26 (c)	40,000,000	40,000,000
			1,318,494,835
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,677,492,892)			1,677,492,892
Financial Company Commercial Paper - 9.2%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/16/14	0.23	14,000,000	13,998,658
BAT International Finance PLC
7/2/14 to 8/8/14	0.27	8,000,000	7,999,033
BNP Paribas Finance, Inc.
7/3/14 to 7/7/14	0.13	26,000,000	25,999,509
General Electric Capital Corp.
11/3/14 to 11/10/14	0.20	68,000,000	67,952,311
JPMorgan Securities LLC
9/3/14 to 11/25/14	0.23 to 0.27	21,000,000	20,984,410
Landesbank Baden-Wurttemberg
7/3/14 to 7/18/14	0.15 to 0.20	60,000,000	59,997,444
Skandinaviska Enskilda Banken AB
8/11/14 to 8/19/14	0.24	26,000,000	25,992,369
Svenska Handelsbanken, Inc.
9/22/14	0.22	13,000,000	12,993,406
Swedbank AB
7/21/14	0.24	19,000,000	18,997,519
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $254,914,659)			254,914,659
Other Commercial Paper - 1.3%
	Yield (a)	Principal Amount	Value
Dominion Resources, Inc.
7/10/14 to 7/29/14	0.25%	$ 2,000,000	$ 1,999,743
Hewlett-Packard Co.
7/3/14 to 7/28/14	0.27 to 0.28	5,000,000	4,999,145
NBCUniversal Enterprise, Inc.
7/11/14 to 7/25/14	0.24 to 0.25	3,000,000	2,999,600
Northeast Utilities
7/1/14	0.23	1,000,000	1,000,000
Tesco Treasury Services PLC
7/2/14 to 8/6/14	0.23 to 0.29	11,000,000	10,998,576
Verizon Communications, Inc.
7/30/14	0.35 (c)	12,000,000	12,000,000
Virginia Electric & Power Co.
7/31/14	0.25	1,000,000	999,792
TOTAL OTHER COMMERCIAL PAPER (Cost $34,996,856)			34,996,856
Treasury Debt - 4.7%

U.S. Treasury Obligations - 4.7%
U.S. Treasury Bills
8/14/14 to 6/25/15	0.11 to 0.14	75,000,000	74,958,354
U.S. Treasury Notes
8/15/14 to 11/15/14	0.15 to 0.18	56,000,000	56,272,558
TOTAL TREASURY DEBT (Cost $131,230,912)			131,230,912
Other Note - 0.9%

Medium-Term Notes - 0.9%
Dominion Resources, Inc.
8/13/14	0.35 (b)(c)	6,000,000	6,000,000
Svenska Handelsbanken AB
12/15/14 to 12/26/14	0.28 (b)(c)	18,000,000	18,000,000
TOTAL OTHER NOTE (Cost $24,000,000)			24,000,000
Variable Rate Demand Note - 0.0%

Florida - 0.0%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
7/7/14	0.09 (c)
(Cost $1,100,000)		1,100,000	1,100,000
Government Agency Debt - 0.5%
	Yield (a)	Principal Amount	Value
Federal Agencies - 0.5%
Federal Home Loan Bank
1/9/15	0.20%
(Cost $13,000,000)		$ 13,000,000	$ 13,000,000
Other Instrument - 0.5%

Time Deposits - 0.5%
ING Bank NV
7/1/14	0.11
(Cost $13,000,000)		13,000,000	13,000,000
Other Municipal Debt - 0.3%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.27% tender 8/8/14, CP mode	2,200,000	2,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 8/11/14, CP mode (d)	5,000,000	5,000,000
TOTAL OTHER MUNICIPAL DEBT (Cost $7,200,000)		7,200,000
Government Agency Repurchase Agreement - 9.9%
	Maturity Amount
In a joint trading account at 0.11% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	$ 223,372,678	223,372,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/14/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $9,181,224, 2.20% - 5.40%, 12/01/25 - 4/01/44)	9,001,525	9,000,000
5/27/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $8,160,794, 2.40% - 5.40%, 12/01/25 - 4/01/44)	8,001,378	8,000,000
5/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $7,140,635, 2.20% - 5.40%, 12/01/25 - 4/01/44)	7,001,186	7,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With:
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 7/7/14 (Collateralized by U.S. Treasury Obligations valued at $9,229,507, 0.13% - 4.00%, 4/15/19 - 6/01/44)	$ 9,004,538	$ 9,000,000
Morgan Stanley & Co., Inc. at 0.08%, dated 6/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $18,360,041, 5.50%, 4/01/40)	18,000,280	18,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $274,372,000)		274,372,000
Other Repurchase Agreement - 11.4%

Other Repurchase Agreement - 11.4%
With:
BNP Paribas Securities Corp. at:
0.25%, dated 6/12/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $3,158,006, 6.00% - 6.50%, 9/01/17 - 6/02/41)	3,000,667	3,000,000
0.44%, dated 5/12/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $1,080,661, 5.13% - 9.25%, 11/15/18 - 5/28/24)	1,000,733	1,000,000
Citigroup Global Markets, Inc. at:
0.18%, dated 6/30/14 due 7/1/14 (Collateralized by Equity Securities valued at $16,200,100)	15,000,075	15,000,000
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $3,245,541, 0.25%, 6/01/18)	3,006,075	3,000,000
0.98%, dated 5/20/14 due 10/3/14 (Collateralized by Corporate Obligations valued at $7,568,644, 0.45% - 6.00%, 9/21/14 - 10/05/47)	7,034,491	7,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $2,060,476, 2.50%, 2/20/42)	2,000,078	2,000,000
0.44%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $3,092,187, 2.50%, 9/20/43)	3,000,257	3,000,000

	Maturity Amount	Value
0.63%, dated:
5/2/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $5,160,180, 2.50%, 9/20/43)	$ 5,008,313	$ 5,000,000
6/12/14 due:
9/10/14 (Collateralized by U.S. Government Obligations valued at $2,063,092, 2.50%, 9/20/43)	2,003,150	2,000,000
9/12/14 (Collateralized by U.S. Government Obligations valued at $2,063,092, 2.50%, 9/20/43)	2,003,220	2,000,000
6/27/14 due:
9/17/14 (Collateralized by U.S. Government Obligations valued at $4,121,283, 2.50%, 9/20/43)	4,005,740	4,000,000
9/24/14 (Collateralized by U.S. Government Obligations valued at $1,031,288, 0.60%, 11/20/41)	1,001,558	1,000,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $31,353,971, 7.88% - 9.00%, 9/15/17 - 12/15/22)	29,046,400	29,000,000
6/4/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $5,153,558, 2.50%, 2/20/42)	5,008,000	5,000,000
0.7%, dated 4/16/14 due 10/14/14 (Collateralized by U.S. Government Obligations valued at $3,097,088, 2.50%, 9/20/43)	3,010,558	3,000,000
ING Financial Markets LLC at 0.16%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $9,450,389, 3.75% - 5.35%, 4/01/15 - 5/01/24)	9,000,040	9,000,000
J.P. Morgan Clearing Corp. at:
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Equity Securities valued at $5,435,972)	5,013,089	5,000,000
0.63%, dated 6/19/14 due 9/29/14 (Collateralized by Equity Securities valued at $3,261,800)	3,011,025	3,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.21%, dated 6/25/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $5,150,727, 5.85% - 7.00%, 2/15/32 - 10/15/41)	$ 5,000,204	$ 5,000,000
0.61%, dated:
3/5/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $1,083,135, 0.50%, 3/25/35)	1,003,779	1,000,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $3,247,401, 4.05%, 5/08/19)	3,006,100	3,000,000
5/14/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $4,324,048, 1.35%, 4/15/17)	4,014,233	4,000,000
6/4/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $6,484,264, 1.35% - 2.80%, 3/15/22 - 4/25/45)	6,020,130	6,000,000
6/16/14 due 9/29/14 (Collateralized by Equity Securities valued at $5,436,204)	5,012,708	5,000,000
6/19/14 due 9/29/14 (Collateralized by Equity Securities valued at $1,087,188)	1,002,491	1,000,000
0.63%, dated 6/18/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $10,804,256, 0.00% - 6.38%, 3/25/35 - 2/12/51)	10,041,650	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 6/26/14 due 7/3/14 (Collateralized by U.S. Government Obligations valued at $14,383,202, 0.60% - 9.50%, 3/25/20 - 8/20/63)	14,000,653	14,000,000
0.33%, dated 6/30/14 due 7/1/14 (Collateralized by Municipal Bond Obligations valued at $43,080,516, 0.00% - 6.35%, 8/01/26 - 8/01/57)	40,000,367	40,000,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $3,242,374, 0.35% - 3.75%, 5/15/16 - 8/15/27)	3,005,915	3,000,000

	Maturity Amount	Value
5/8/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $6,488,435, 3.25%, 3/15/16)	$ 6,011,700	$ 6,000,000
5/16/14 due 8/14/14 (Collateralized by Equity Securities valued at $8,648,666)	8,015,600	8,000,000
0.85%, dated 6/4/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $9,720,244, 0.32% - 9.63%, 6/15/18 - 4/01/21)	9,013,388	9,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.21%, dated 6/24/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $2,100,087, 0.61% - 7.30%, 4/01/15 - 5/01/31)	2,000,082	2,000,000
0.26%, dated:
6/2/14 due 7/3/14 (Collateralized by Equity Securities valued at $28,085,887)	26,005,821	26,000,000
6/12/14 due 7/7/14 (Collateralized by Equity Securities valued at $2,160,301)	2,000,462	2,000,000
6/19/14 due 7/7/14 (Collateralized by Equity Securities valued at $3,240,284)	3,000,693	3,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
6/16/14 due 7/1/14 (Collateralized by Equity Securities valued at $2,160,299)	2,000,250	2,000,000
6/24/14 due 7/7/14 (Collateralized by Equity Securities valued at $3,240,248)	3,000,350	3,000,000
0.52%, dated 6/5/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $1,079,188, 5.78% - 11.00%, 6/15/27 - 7/15/41)	1,000,390	1,000,000
0.91%, dated:
4/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $1,081,644, 0.00% - 8.88%, 2/15/19 - 3/20/43)	1,002,300	1,000,000
4/24/14 due 7/23/14 (Collateralized by U.S. Government Obligations valued at $2,088,064, 0.00% - 3.50%, 2/28/19 - 3/20/43)	2,004,550	2,000,000
5/2/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $3,245,124, 0.52% - 3.50%, 3/01/28 - 3/20/43)	3,007,128	3,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.91%, dated:
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $2,162,358, 0.00% - 8.88%, 2/15/19 - 3/20/43)	$ 2,004,550	$ 2,000,000
6/2/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $3,242,091, 0.00% - 2.50%, 2/28/19 - 10/25/37)	3,006,977	3,000,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $2,162,671, 0.00% - 8.88%, 2/15/19 - 3/20/43)	2,006,809	2,000,000
RBC Capital Markets Co. at:
0.25%, dated 6/24/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $3,088,965, 0.60% - 11.60%, 7/01/27 - 5/01/44)	3,000,292	3,000,000
0.29%, dated 6/23/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $4,113,472, 0.00% - 6.52%, 10/15/20 - 3/01/44)	4,002,964	4,000,000
0.38%, dated:
6/17/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $3,240,480, 4.88% - 14.75%, 2/12/15 - 1/15/43)	3,000,443	3,000,000
6/20/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $3,240,377, 5.63% - 14.75%, 2/12/15 - 8/12/23)	3,000,538	3,000,000
0.4%, dated 6/17/14 due 7/1/14 (Collateralized by Mortgage Loan Obligations valued at $1,080,108, 0.31% - 6.29%, 6/20/35 - 12/12/49)	1,000,156	1,000,000
RBS Securities, Inc. at 0.6%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $3,062,659, 4.00%, 11/01/43)	3,000,350	3,000,000
SG Americas Securities, LLC at:
0.27%, dated:
6/24/14 due 7/1/14 (Collateralized by Equity Securities valued at $7,560,471)	7,000,368	7,000,000
6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $3,150,143, 0.68% - 9.25%, 7/15/14 - 6/09/44)	3,000,158	3,000,000

	Maturity Amount	Value
6/26/14 due 7/3/14 (Collateralized by Equity Securities valued at $5,400,273)	$ 5,000,263	$ 5,000,000
0.36%, dated 6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $5,399,586, 1.50% - 12.25%, 1/15/15 - 5/15/44)	5,000,350	5,000,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $4,324,424, 0.25% - 9.00%, 5/01/15 - 3/15/25)	4,004,348	4,000,000
4/15/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $3,314,006, 0.25% - 9.38%, 3/15/15 - 9/01/42)	3,003,225	3,000,000
Wells Fargo Securities, LLC at 0.4%, dated 6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $3,138,115, 1.40% - 3.95%, 7/15/15 - 9/14/22)	3,000,233	3,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $316,000,000)		316,000,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,747,307,319)		2,747,307,319
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,856,053
NET ASSETS - 100%		$ 2,760,163,372
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$223,372,000 due 7/01/14 at 0.11%
BNP Paribas Securities Corp.	$ 35,003,207
BNY Mellon Capital Markets LLC	30,507,382
Bank of America NA	56,904,294
Credit Agricole CIB New York Branch	1,734,104
Deutsche Bank Securities, Inc.	3,532,434
HSBC Securities (USA), Inc.	5,549,293
J.P. Morgan Securities, Inc.	8,253,050
Mizuho Securities USA, Inc.	32,113,034
Wells Fargo Securities LLC	49,775,202
$ 223,372,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $590,372,000) - See accompanying schedule: Unaffiliated issuers (cost $2,747,307,319)		$ 2,747,307,319
Cash		3,663
Receivable for investments sold		7,000,144
Receivable for fund shares sold		14,769,184
Interest receivable		1,014,644
Other receivables		23,596
Total assets		2,770,118,550

Liabilities
Payable for fund shares redeemed	$ 9,368,597
Accrued management fee	386,499
Distribution and service plan fees payable	61
Other affiliated payables	136,083
Other payables and accrued expenses	63,938
Total liabilities		9,955,178

Net Assets		$ 2,760,163,372
Net Assets consist of:
Paid in capital		$ 2,760,036,637
Undistributed net investment income		618
Accumulated undistributed net realized gain (loss) on investments		126,117
Net Assets		$ 2,760,163,372

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($974,587,317 ÷ 974,667,139 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($632,005,298 ÷ 631,971,188 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($139,370,828 ÷ 139,354,589 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,014,199,929 ÷ 1,013,969,391 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 3,039,796

Expenses
Management fee	$ 2,069,800
Transfer agent fees	985,296
Distribution and service plan fees	317,675
Accounting fees and expenses	116,561
Custodian fees and expenses	27,197
Independent trustees' compensation	4,701
Registration fees	2,403
Audit	24,981
Legal	1,972
Miscellaneous	7,901
Total expenses before reductions	3,558,487
Expense reductions	(642,799)	2,915,688
Net investment income (loss)		124,108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55,164
Net increase in net assets resulting from operations		$ 179,272

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,108	$ 464,508
Net realized gain (loss)	55,164	52,762
Net increase in net assets resulting from operations	179,272	517,270
Distributions to shareholders from net investment income	(123,490)	(465,118)
Share transactions - net increase (decrease)	423,358,648	274,815,548
Total increase (decrease) in net assets	423,414,430	274,867,700

Net Assets
Beginning of period	2,336,748,942	2,061,881,242
End of period (including undistributed net investment income of $618 and undistributed net investment income of $0, respectively)	$ 2,760,163,372	$ 2,336,748,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	.001	.001	.002	.007
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	.001	.001	.002	.007
Distributions from net investment income	-F	-F	(.001)	(.001)	(.002)	(.007)
Distributions from net realized gain	-	-	-	-	(.001)	-
Total distributions	-F	-F	(.001)	(.001)	(.002)G	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.03%	.14%	.11%	.24%	.72%
Ratios to Average Net Assets E
Expenses before reductions	.25%A	.26%	.26%	.26%	.27%	.31%
Expenses net of fee waivers, if any	.24%A	.25%	.26%	.26%	.26%	.31%
Expenses net of all reductions	.24%A	.25%	.26%	.26%	.26%	.31%
Net investment income (loss)	.01%A	.03%	.14%	.11%	.18%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 974,587	$ 980,120	$ 889,797	$ 972,295	$ 1,008,008	$ 1,765,198

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0006 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	.001	.006
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	-F	.001	.006
Distributions from net investment income	-F	-F	-F	-F	(.001)	(.006)
Distributions from net realized gain	-	-	-	-	(.001)	-
Total distributions	-F	-F	-F	-F	(.001)G	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.04%	.03%	.14%	.62%
Ratios to Average Net Assets E
Expenses before reductions	.35%A	.36%	.36%	.36%	.37%	.41%
Expenses net of fee waivers, if any	.24%A	.27%	.36%	.34%	.36%	.41%
Expenses net of all reductions	.24%A	.27%	.36%	.34%	.36%	.41%
Net investment income (loss)	.01%A	.01%	.04%	.03%	.08%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,005	$ 117,758	$ 115,204	$ 179,652	$ 155,272	$ 112,283

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.001 per share is comprised of distributions from net investment income of $.0008 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	-F	.005
Net realized and unrealized gain (loss)	-F	-F	-F	-F	.001	-F
Total from investment operations	-F	-F	-F	-F	.001	.005
Distributions from net investment income	-F	-F	-F	-F	-F	(.005)
Distributions from net realized gain	-	-	-	-	(.001)	-
Total distributions	-F	-F	-F	-F	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.01%	.01%	.01%	.07%	.47%
Ratios to Average Net Assets E
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.56%
Expenses net of fee waivers, if any	.24%A	.27%	.39%	.36%	.43%	.55%
Expenses net of all reductions	.24%A	.27%	.39%	.36%	.43%	.55%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,371	$ 144,266	$ 157,866	$ 171,208	$ 182,521	$ 135,695

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	.001	.001	.002	.007
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	.001	.001	.002	.007
Distributions from net investment income	-F	-F	(.001)	(.001)	(.002)	(.007)
Distributions from net realized gain	-	-	-	-	(.001)	-
Total distributions	-F	-F	(.001)	(.001)	(.002)G	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	-%	.02%	.11%	.09%	.22%	.70%
Ratios to Average Net Assets E
Expenses before reductions	.28%A	.28%	.28%	.28%	.29%	.33%
Expenses net of fee waivers, if any	.24%A	.26%	.28%	.28%	.28%	.33%
Expenses net of all reductions	.24%A	.26%	.28%	.28%	.28%	.33%
Net investment income (loss)	.01%A	.02%	.12%	.09%	.16%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,014,200	$ 1,094,606	$ 899,015	$ 938,104	$ 866,466	$ 1,059,888

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,747,307,319

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $682,959 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 139,544
Service Class 2	178,131
$ 317,675

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07%( .09% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 346,352
Service Class	95,668
Service Class 2	49,612
Investor Class	493,664
$ 985,296

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Reimbursement/ Waiver
Initial Class	$ 81,663
Service Class	161,534
Service Class 2	189,893
Investor Class	209,704
$ 642,794

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ 49,440	$ 258,331
Service Class	13,937	8,578
Service Class 2	7,065	14,894
Investor Class	53,048	183,315
Total	$ 123,490	$ 465,118

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class Shares sold	282,665,079	728,003,889
Reinvestment of distributions	49,440	258,140
Shares redeemed	(288,265,524)	(637,938,803)
Net increase (decrease)	(5,551,005)	90,323,226
Service Class Shares sold	671,888,618	147,210,302
Reinvestment of distributions	13,937	8,576
Shares redeemed	(157,685,083)	(144,666,468)
Net increase (decrease)	514,217,472	2,552,410

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Share Transactions - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
Service Class 2 Shares sold	36,430,608	74,922,519
Reinvestment of distributions	7,065	14,893
Shares redeemed	(41,335,166)	(88,538,375)
Net increase (decrease)	(4,897,493)	(13,600,963)
Investor Class Shares sold	353,167,821	972,997,915
Reinvestment of distributions	53,048	183,315
Shares redeemed	(433,631,195)	(777,640,355)
Net increase (decrease)	(80,410,326)	195,540,875

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund, and one otherwise unaffliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0814
1.705628.116

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014